The Master Trust (Tables) - EBP 025	12 Months Ended
Dec. 31, 2025
The Master Trust
Schedule of summary of the net assets of the Master Trust and the Plan's interest in the Master Trust

Note 3 - The Master Trust (Continued)

A summary of the net assets of the Master Trust and the Plan’s interest in the Master Trust as of December 31, 2025 and 2024 is as follows (in thousands):

Summary of Net Assets - Note 3 Master Trust

	2025		2024
	Master Trust	Plan’s Interest in	Master Trust	Plan’s Interest in
	Balances	Master Trust	Balances	Master Trust
Investments - Fair value:
Separate Account - Common Stock (1)	$381,021	$87,465	$506,138	$111,186
Ford Stock Fund	1,822,288	897,932	1,527,436	728,378
Common and commingled institutional pools	24,695,725	7,836,290	20,992,156	6,431,136

Total Investments at Fair Value	26,899,034	8,821,687	23,025,730	7,270,700

Investments at Contract value - Interest Income Fund	2,414,326	907,648	2,405,123	920,835

Total Investments	29,313,360	9,729,335	25,430,853	8,191,535

Other Assets/(Liabilities) - Net (2)	(2,288)	—	(2,943)	—
Total Net Assets	$29,311,072	$9,729,335	$25,427,910	$8,191,535
(1)	The fund is primarily made up of common stock that is owned 100% by the Master Trust.
(2)

Includes accrued but unpaid fees, unsettled trades, and other receivables. In the Plan’s Interest in Master Trust, these amounts are reported within total investments and are not material to the amounts presented.

Schedule of the Master Trust investment gain

During the year ended December 31, 2025, the Master Trust investment gain was comprised of the following (in thousands):

Net realized and unrealized gains	$4,485,349

Dividend and other income	117,411

Total Master Trust investment gains	$4,602,760